SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Additional Financial Information Disclosure [Text Block]
13.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

For year ended	December 31, 2011	December 31, 2010	December 31, 2009

Cash paid during the period for:
Interest	46,699	-	-
Income taxes	-	-	-